13F-HR

08/14/06

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  August 14, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   97

Form 13F Information Table Value Total: 3,958,746


				               TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Interoil Corporation                      ADRS STOCKS  460951106 19000    1000000  SH       SOLE            1000000
Orascom Telecom Holding SAE GDR           ADRS STOCKS  68554W205 9180     225000   SH       SOLE            225000
Vivo Participacoes SA                     ADRS STOCKS  92855S101 6150     2500000  SH       SOLE            2500000
Vodafone Airtouch PLC - ADR               ADRS STOCKS  92857W100 35741    1678000  SH       SOLE            1678000
ACE Aviation Holdings Inc                 COMMON STOCK 00440P201 21213    681000   SH       SOLE            681000
Adventrx Pharmaceuticals                  COMMON STOCK 00764X103 8060     2542683  SH       SOLE            2542683
Affiliated Managers Group                 COMMON STOCK 008252108 2867     33000    SH       SOLE            33000
Alliance Holdings GP LP                   COMMON STOCK 01861G100 4617     213000   SH       SOLE            213000
Allied Waste                              COMMON STOCK 019589308 18176    1600000  SH       SOLE            1600000
Alltel Corp                               COMMON STOCK 020039103 52206    817900   SH       SOLE            817900
American Oriental Bioengineering          COMMON STOCK 028731107 2630     475600   SH       SOLE            475600
Aon Corp                                  COMMON STOCK 037389103 121180   3480200  SH       SOLE            3480200
Apollo Group, Inc.                        COMMON STOCK 037604105 163225   3159000  SH       SOLE            3159000
Arena Resources Inc                       COMMON STOCK 040049108 2156     62900    SH       SOLE            62900
Automatic Data Processing                 COMMON STOCK 053015103 131329   2895900  SH       SOLE            2895900
Bank of America Corp.                     COMMON STOCK 060505104 25925    539000   SH       SOLE            539000
Bankers Petroleum                         COMMON STOCK 066286105 5250     7000000  SH       SOLE            7000000
Belzberg Technologies Inc                 COMMON STOCK 081344103 1145     145000   SH       SOLE            145000
Best Buy                                  COMMON STOCK 086516101 1480     27000    SH       SOLE            27000
Celanese Corp                             COMMON STOCK 150870103 19846    971900   SH       SOLE            971900
Centex                                    COMMON STOCK 152312104 30552    607400   SH       SOLE            607400
Champion Enterprises Inc                  COMMON STOCK 158496109 17664    1600000  SH       SOLE            1600000
Choicepoint Inc                           COMMON STOCK 170388102 10191    244000   SH       SOLE            244000
CMGI Inc.                                 COMMON STOCK 125750109 1        1463     SH       SOLE            1463
Coach Inc.                                COMMON STOCK 189754104 248202   8301100  SH       SOLE            8301100
Commercial Metals Company                 COMMON STOCK 201723103 7710     300000   SH       SOLE            300000
Crocs Inc                                 COMMON STOCK 227046109 5621     223500   SH       SOLE            223500
CVS Corp                                  COMMON STOCK 126650100 15933    519000   SH       SOLE            519000
Cytyc Corporation                         COMMON STOCK 232946103 7912     312000   SH       SOLE            312000
Downey Financial Corp                     COMMON STOCK 261018105 29691    437600   SH       SOLE            437600
Du Pont (E.I.) De Nemours                 COMMON STOCK 263534109 28936    695600   SH       SOLE            695600
Dun & Bradstreet Corp                     COMMON STOCK 26483E100 68718    986200   SH       SOLE            986200
DynCorp International Inc                 COMMON STOCK 26817C101 17053    1642900  SH       SOLE            1642900
Dynegy Inc.-Cl A                          COMMON STOCK 26816Q101 19692    3600000  SH       SOLE            3600000
Ember Resources Inc                       COMMON STOCK 29081X108 4100     1250000  SH       SOLE            1250000
Esco Technologies Inc                     COMMON STOCK 296315104 13362    250000   SH       SOLE            250000
Family Dollar Stores                      COMMON STOCK 307000109 97343    3984600  SH       SOLE            3984600
Fidelity National Finl Inc                COMMON STOCK 316326107 238381   6120200  SH       SOLE            6120200
Fidelity National Information             COMMON STOCK 31620M106 12751    360200   SH       SOLE            360200
Fidelity National Title                   COMMON STOCK 31620R105 10617    539800   SH       SOLE            539800
First Data Corporation                    COMMON STOCK 319963104 138588   3077000  SH       SOLE            3077000
FirstFed Financial Corp                   COMMON STOCK 337907109 21643    375300   SH       SOLE            375300
Fleetwood Enterprises                     COMMON STOCK 339099103 17342    2300000  SH       SOLE            2300000
Footstar Inc.                             COMMON STOCK 344912209 1308     252100   SH       SOLE            252100
Fremont General Corp.                     COMMON STOCK 357288109 27114    1460900  SH       SOLE            1460900
Friedman Billings Ramsey                  COMMON STOCK 358434108 551      50300    SH       SOLE            50300
FTD Group Inc                             COMMON STOCK 30267U108 33651    2492700  SH       SOLE            2492700
Gap Inc.                                  COMMON STOCK 364760108 16791    965000   SH       SOLE            965000
Google Inc.                               COMMON STOCK 38259P508 80175    191200   SH       SOLE            191200
Hartford Financial Services               COMMON STOCK 416515104 31809    376000   SH       SOLE            376000
Hewitt Associates                         COMMON STOCK 42822Q100 16875    750700   SH       SOLE            750700
Hewlett-Packard Co.                       COMMON STOCK 428236103 21954    693000   SH       SOLE            693000
Home Depot Inc.                           COMMON STOCK 437076102 17000    475000   SH       SOLE            475000
Imclone Systems                           COMMON STOCK 45245W109 124884   3232000  SH       SOLE            3232000
Jetblue Airways Corp                      COMMON STOCK 477143101 6070     500000   SH       SOLE            500000
KB HOME                                   COMMON STOCK 48666K109 9674     211000   SH       SOLE            211000
Kohls Corp                                COMMON STOCK 500255104 19497    329800   SH       SOLE            329800
Landamerica Financial Group               COMMON STOCK 514936103 29063    449900   SH       SOLE            449900
Legg Mason Inc                            COMMON STOCK 524901105 22760    228700   SH       SOLE            228700
Lennar Corp-CL A                          COMMON STOCK 526057104 108227   2439200  SH       SOLE            2439200
Live Nation                               COMMON STOCK 538034109 14860    729900   SH       SOLE            729900
Lowe's Companies                          COMMON STOCK 548661107 11751    193700   SH       SOLE            193700
Marriott International Cl A               COMMON STOCK 571903202 14386    377400   SH       SOLE            377400
Mastercard Inc                            COMMON STOCK 57636Q104 15504    323000   SH       SOLE            323000
McDonald's Corporation                    COMMON STOCK 580135101 1276     38000    SH       SOLE            38000
MEMC Electronic Materials Inc             COMMON STOCK 552715104 9000     240000   SH       SOLE            240000
MI Developments Inc - Cl A                COMMON STOCK 55304X104 17561    517900   SH       SOLE            517900
Mohawk Industries Inc                     COMMON STOCK 608190104 35175    500000   SH       SOLE            500000
MSC Software Corp                         COMMON STOCK 553531104 1485     83000    SH       SOLE            83000
NASDAQ Stock Market                       COMMON STOCK 631103108 3318     111000   SH       SOLE            111000
NCR Corporation                           COMMON STOCK 62886E108 240743   6570500  SH       SOLE            6570500
Nike Inc. CL B                            COMMON STOCK 654106103 2187     27000    SH       SOLE            27000
Noble Corp                                COMMON STOCK G65422100 108727   1461000  SH       SOLE            1461000
Nuveen Investments Cl. A                  COMMON STOCK 67090F106 87533    2033300  SH       SOLE            2033300
Omnicare Inc                              COMMON STOCK 681904108 41919    884000   SH       SOLE            884000
Palm Inc                                  COMMON STOCK 696643105 1638     101798   SH       SOLE            101798
PHH Corp                                  COMMON STOCK 693320202 13456    488600   SH       SOLE            488600
Plains Exploration & Production           COMMON STOCK 726505100 154810   3818700  SH       SOLE            3818700
Respironics Inc                           COMMON STOCK 761230101 14885    435000   SH       SOLE            435000
Rockwood Holdings Inc                     COMMON STOCK 774415103 4602     200000   SH       SOLE            200000
RTI International Metals, Inc             COMMON STOCK 74973W107 6980     125000   SH       SOLE            125000
SAFECO Corp                               COMMON STOCK 786429100 38763    687900   SH       SOLE            687900
Smith International                       COMMON STOCK 832110100 56521    1271000  SH       SOLE            1271000
Smurtfit-Stone Container Corp             COMMON STOCK 832727101 16410    1500000  SH       SOLE            1500000
Southwestern Energy                       COMMON STOCK 845467109 197594   6341300  SH       SOLE            6341300
Staples Inc.                              COMMON STOCK 855030102 156124   6411700  SH       SOLE            6411700
Telus Corp.                               COMMON STOCK 87971M103 10826    235200   SH       SOLE            235200
Tenneco Inc                               COMMON STOCK 880349105 13000    500000   SH       SOLE            500000
The First Marblehead Corp                 COMMON STOCK 320771108 79920    1403600  SH       SOLE            1403600
Toll Brothers Inc.                        COMMON STOCK 889478103 1687     66000    SH       SOLE            66000
Transkaryotic Therapies Inc.              COMMON STOCK 893735100 3922     106000   SH       SOLE            106000
Transocean Inc                            COMMON STOCK G90078109 84576    1053000  SH       SOLE            1053000
Triad Hospitals Inc                       COMMON STOCK 89579K109 5026     127000   SH       SOLE            127000
Trident Resources Corp.                   COMMON STOCK 998969919 20000    400000   SH       SOLE            400000
Urban Outfitters Inc                      COMMON STOCK 917047102 38808    2218900  SH       SOLE            2218900
Weatherford Intl Ltd.                     COMMON STOCK G95089101 151638   3056000  SH       SOLE            3056000
Yahoo! Inc.                               COMMON STOCK 984332106 1353     41000    SH       SOLE            41000

S REPORT SUMMARY 97 DATA RECORDS 3,958,746
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.